Investments in Associates and Joint Ventures - Additional Information (Detail) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,790	€ 1,790	€ 1,203
Accumulated impairments			49	15
Share of result from associates and joint ventures	[1]		€ 48	€ 143	€ 178
Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest			20.00%
TMB Public Company Limited. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest			23.00%	30.00%
Balance sheet value		1,509	€ 1,509	€ 991
Share of result from associates and joint ventures			77	117
Capital repayments		381
Gain from partial release of the related foreign currency reserves		16
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		1,790	1,790	1,203	€ 1,088
Share of result from associates and joint ventures			82	146
Disposals and held for sales			10	€ 116
Individually insignificant associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 50	€ 50

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.